Net Loss Per Share (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Reconciliation of the Numerator and Denominator for the Basic and Diluted Earnings
The reconciliation of the numerator and denominator for the basic and diluted earnings calculations for the three and six months ended June 30, 2022 and 2021 is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except share and per share data)	2022	2021	2022	2021
Income (loss) available to common stockholders per share:
Net loss	$(22,187)	$(15,105)	$(66,787)	$(27,891)
Weighted average common shares outstanding:
Basic and Diluted	75,635,501	41,586,759	69,082,330	41,165,974
Net loss per share - Basic and Diluted	$(0.29)	$(0.36)	$(0.97)	$(0.68)

Presented in the table below is a reconciliation of the numerator and denominator for the basic and diluted earnings calculations for the years ended December 31, 2021 and 2020 is as follows:

	December 31, 2021	December 31, 2020
Income (loss) available to Common Stockholders per share:
Net loss	$(67,883,898)	$(21,671,394)
Weighted average common shares outstanding:
Basic and Diluted	41,454,582	38,900,813
Net loss per share – Basic and Diluted	$(1.64)	$(0.56)